2019 novel coronavirus ("COVID-19") pandemic outbreak	12 Months Ended
Mar. 31, 2021
2019 novel coronavirus ("COVID-19") pandemic outbreak
2019 novel coronavirus ("COVID-19") pandemic outbreak
22	2019 novel coronavirus (“COVID-19”) pandemic outbreak

On December 31, 2019, the Wuhan Municipal Health Commission first reported the appearance of COVID-19 in the city. Since then, COVID-19 has spread to other regions of China, including in our primary markets of Beijing, Guangdong, and Zhejiang. The efforts enacted to control COVID-19 have placed heavy pressure on the Company’s marketing, promotional and sales activities and had adverse impact on its marketing efforts and access to potential clients. The negative economic impact brought forth by the COVID-19 pandemic has affected numerous industries and further erodes already weak consumer sentiment. Although the Group’s operating markets in China has adopted various infection prevention and control measures implemented by the PRC government for COVID-19 that turn out to be relatively effective, it is yet difficult to estimate how long will it take to restore people’s normal lives, or whether certain measures will become part of a new norm. With vaccination rate gradually increase in China, the impact from COVID-19 may be alleviated. In light of the rapidly changing situation across different countries and regions, it remains difficult to estimate the duration and magnitude of COVID-19 impact.